Operations And Organization (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Mar. 31, 2016	Dec. 31, 2015
LNG Storage Capacity					9.0
Payments to Acquire Businesses, Gross	$ 382
Regency [Member]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.					100
Citrus [Member]
Interest ownership					50.00%
ETP [Member]
Incentive Distribution Rights					100.00%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.					2,600,000
Sunoco Logistics [Member]
General Partner Interest					0.10%
Sunoco Logistics [Member] | ETP [Member]
Incentive Distribution Rights					99.90%
Dropdown of Sunoco LLC Interest [Member]
Payments to Acquire Businesses, Gross			$ 775
Dropdown of Sunoco LLC Interest [Member] | Sunoco LP [Member]
Payments to Acquire Businesses, Gross				$ 2,200
Sale of Stock, Number of Shares Issued in Transaction				5,700,000
Dropdown of Sunoco LLC Interest [Member] | Sunoco, LLC [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				68.42%
Dropdown of Sunoco LLC Interest [Member] | Legacy Sunoco, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Sunoco LP Exchange [Member]
Stock Repurchased During Period, Shares		21,000,000
Sunoco LP Exchange [Member] | Sunoco GP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%
Regency Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share			0.4124
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			172,200,000
Relinquishment of Incentive Distributions					$ 320
Relinquishment, Year 1 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions					80
Relinquishment, Years 2 through 5 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions					$ 60
Class H Units [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.					81,000,000
ETP Subsidiaries [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			15,500,000
ETP Series A Preferred Units [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			1,900,000